Additional disclosures to financial instruments	12 Months Ended
Dec. 31, 2020
Additional disclosures to financial instruments
Additional disclosures to financial instruments

12. Additional disclosures to financial instruments

Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Group uses the following hierarchy for determining the fair value of financial instruments:

•	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Input parameters not based on observable market data

Further, for the current year the fair value disclosure of lease liabilities is not required.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2020	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	20,008	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value

Current assets
Bond funds (1)	3,667	--	--	--	3,667	3,667	--	--	3,667
Bond funds (restricted) (1)	2,000	--	--	--	2,000	2,000	--	--	2,000
Note receivable (1)	1,278	--	--	--	1,278	1,278	--	--	1,278

Non-current assets
Derivative financial instruments (2)	2,274	--	--	--	2,274	--	2,274	--	2,274
Equity securities	--	5	--	--	5	--	--	5	5

Financial assets not measured at fair value

Current assets
Cash and cash equivalents	--	--	4,368	--	4,368	4,368	--	--	4,368
Restricted Cash	--	--	463	--	463	463	--	--	463
Trade and other receivables	--	--	5,915	--	5,915	--	--	--	--

Financial liabilities not measured at fair value

Current liabilities
Long-term debt (3)	--	--	--	10,864	10,864	--	--	10,858	10,858
Trade payables	--	--	--	2,797	2,797	--	--	--	n/a

Non-current liabilities
Long-term debt (3)	--	--	--	6,682	6,682	--	--	6,148	6,148

(1) Comparative figures for the year ended December 31, 2019, were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019, were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(3) Previously presented under level 2.

The financial assets with a carrying amount of kEUR 5,356 reported on the Company’s statement of financial position at December 31, 2020 were comprised of investments in two bond funds (kEUR 2,984, thereof kEUR 2,000 restricted), a derivative financial instrument (kEUR 2,367) all reported as current financial assets and equity securities (kEUR 5) reported as a non-current asset.

The financial assets with a carrying amount of kEUR 9,687 reported on the Company’s statement of financial position at December 31, 2019 were comprised of investments in four bond funds (kEUR 5,667, thereof kEUR 2,000 restricted), one note receivable (kEUR 1,278) and restricted cash (kEUR 463), all reported as current financial assets, an equity forward (kEUR 2,274) and equity securities (kEUR 5) reported as a non-current asset.

The valuation techniques used to value financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds and note receivable was determined based on the quoted unit prices received by the fund management company.

The fair value of the derivative financial instruments that are not traded in an active market is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the discount rates used were adjusted for counterparty or own credit risk.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, credit lines and bank overdrafts approximate fair value.

The group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

In 2020, there were no transfers of financial instruments measured at fair value between level 1 and level 2.

The following table provides an overview of the gains and losses for financial assets and liabilities AC and FVTPL:

Year Ended December 31,
2020
(€ in thousands)
Financial asset measured at amortized cost	(31)
Total interest expense	(3)
Other operating income from change of impairment	182
Other operating income from unrealized foreign currency translation	50
Other operating expense from change of impairment	(120)
Other operating expense from unrealized foreign currency translation	(140)
Financial asset measured at fair value through profit or loss	94
Total interest income	171
Total interest expense	(10)
Other operating income from unrealized foreign currency translation	32
Other operating expense from unrealized foreign currency translation	(99)
Financial liabilties measured at amortized cost	(1,769)
Total interest expense	(1,769)
Other operating income from unrealized foreign currency translation	3
Other operating expense from unrealized foreign currency translation	(3)
Financial liabilties measured at fair value through profit or loss	(808)
Total interest expense	(808)
Total	(2,514)

The Company has not disclosed prior period information, as management considers it as not material.

The following table provides an overview of all outstanding loans voxeljet entered into:

				December 31, 2020		December 31, 2019
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	3.27%	2020	800	--	800	73
Secured bank loan	EUR	2.29%	2021	700	110	700	254
Secured bank loan	EUR	2.35%	2021	1,000	70	1,000	278
Secured bank loan	EUR	2.47%	2038	2,000	1,695	2,000	1,774
Secured bank loan	EUR	2.72%	2038	1,000	848	1,000	887
Secured bank loan	EUR	2.42%	2038	500	429	500	448
Secured bank loan	EUR	2.73%	2037	500	472	500	446
Secured bank loan	EUR	1.75%	2040	1,000	887	1,000	899
Secured bank loan	EUR	2.48%	2022	675	238	675	376
Secured bank loan	EUR	2.49%	2024	500	332	500	429
Unsecured bank loan	EUR	3.92%	2025	29	24	29	24
Unsecured bank loan	USD	2.90%	2022	40	10	40	17
Secured bank loan	EUR	0.00%	2022	10,000	12,549	10,000	11,641
Secured bank loan	EUR	12.00%	2025	5,000	5,478	--	--
Lease liabilities	EUR	1.6%-9.3%	2020-2029	3,592	3,124	3,988	3,610
Total interest-bearing liabilities				27,336	26,266	22,732	21,156

The secured bank loans are secured over land and buildings, machinery and equipment and pledged bond funds with a carrying amount of kEUR 15,000 (2019: kEUR 5,000), kEUR 1,104 (2019: kEUR 1,618) and kEUR 2,000 (2019: kEUR 2,000), respectively.

In 2016, voxeljet concluded new loan agreements with Kreissparkasse Augsburg, Germany, to finance the construction of new office and production facilities in Friedberg: (i) in February 2016, the Company entered into a € 2.0 million loan agreement due May 31, 2038. Interest is payable at a fixed rate of 2.47%; (ii) in February 2016, the Company entered into a € 1.0 million loan agreement due April 30, 2038. Interest is payable at a fixed rate of 2.72%; (iii) in February 2016, the Company entered into a € 1.0 million loan agreement due April 30, 2040. Interest is payable at a variable rate of 1.75%; (iv) In December 2016, the Company entered into a € 0.5 million loan agreement due July 30, 2038. Interest is payable at a fixed rate of 2.42%; and (v) in December 2016, the Company entered into a € 0.5 million loan agreement due September 30, 2037. Interest is payable at a fixed rate of 2.73%. Among other terms, the loan agreements contain (i) certain covenants, including that voxeljet deposit € 2.0 million with Kreissparkasse Augsburg until it has reached a certain ratio with respect to its ability to service the debt by the end of fiscal year 2019, and (ii) change of control provisions concerning the ownership of the Company by its executive officers, Dr. Ingo Ederer and Rudolf Franz. As of December 31, 2019, voxeljet was in non-compliance with that ratio and therefore pledged € 2.0 million of bond funds for the benefit of the lender. In addition, the land owned by voxeljet upon which the facilities will be built as well as three 3D printers will serve as collateral under the loan agreements.

In April 2019, voxeljet entered into a loan agreement with Kreissparkasse Augsburg, Germany, to finance self-manufactured 3D printers which are operated in the German service center amounting to kEUR 500. The maturity date is five years after draw down and the drawn down occurred at the end of April 2019. The fixed interest rate amounts to 2.49%. voxeljet pledged two 3D printers from property plant and equipment as collateral.

On November 9, 2017, the EIB and the Company entered into the Finance Contract and a  Synthetic Warrant Agreement (the “Synthetic Warrant Agreement”) to support the Company’s undertaking of research and development projects for growth from 2017 to 2020 and beyond. The contract provides a credit of up to € 25 million in three tranches of € 10 million, € 8 million, and € 7 million.

Under the Finance Contract, the Company may borrow under the credit up to € 25 million, subject to a limit of 50% of the total research and development expenditures and manufacturing capital expenditures from 2017 to 2020 and beyond. The interest rates for the three tranches are 0%,  7% and 3%, respectively. The Company may borrow the second and third tranche only if certain revenue and EBITDA levels are met. The Finance Contract also includes a financial covenant that requires the Company to meet certain minimum financial ratios from 2019 to 2025. Under a First Demand Guarantee Agreement the Finance Contract is guaranteed by the voxeljet USA subsidiary.

At the time the first tranche of € 10 million was received on December 22, 2017, the EIB under the Synthetic Warrant Agreement was entitled to receive as consideration cash equal to the market value of 195,790 ordinary shares of the Company (or equivalent number of ADS of the Company) at the maturity date (5 years after draw down), after the occurrence of a trigger event, or on the expiration date (10 years after draw down). Under the anti-dilution protection clause of the agreement the number of ordinary shares under the Synthetic Warrant Agreement was increased to 254,527 as a result of the capital increase effective October 17, 2018 and November 1, 2018.

The Company has breached its Total Net Financial Debt to EBITDA ratio financial covenant and was in non-compliance with the letters of credit limit under the Finance Contract with the EIB as of December 31, 2019, under which the Company has to comply with certain minimum thresholds. As a result of the breach, the Company reclassified the face value of the loan of kEUR 10,000 from a non-current liability to a current liability as of December 31, 2019. After negotiations with the EIB, which started in July 2019, in March 2020, voxeljet received a waiver for the covenant breach in 2019 and also a grace period until March 31, 2021, within which voxeljet could rectify the breach and during which the EIB could not demand immediate repayment. In return, the Company registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the EIB in March 2020. In June 2020, the Company announced that the EIB and voxeljet further expanded their partnership. The EIB disbursed € 5.0 million of the second tranche (tranche B1) of the loan in June 2020 with a bullet repayment after five years. In addition, the EIB and the Company amended the financial covenants in the Finance Contract to replace the Total Net Financial Debt to EBITDA ratio with the Minimum Cash Covenant.  As of June 30, 2020, pursuant to the semi-annual financial testing prescribed by the Finance Contract, as amended, the Company was in compliance with the Minimum Cash Covenant. However, in March 2021, the Company discovered that its calculation of cash and cash equivalents for determining compliance with the Minimum Cash Covenant was incorrect and, accordingly, the Company was not in compliance with the Minimum Cash Covenant as of December 31, 2020. Also in March 2021, the Company received a waiver from the EIB for the noncompliance with the Minimum Cash Covenant, pursuant to which (i) the EIB agreed that it will not demand immediate repayment of the outstanding amounts owed and (ii) the EIB and the Company amended the financial covenants in the Finance Contract to clarify the calculation of cash and cash equivalents for determining compliance with the Minimum Cash Covenant.

At the time tranche B1 of € 5 million was received in June 2020, the EIB under the Synthetic Warrant Agreement, as last amended on May 29, 2020, was entitled to receive as consideration cash equal to the market value of 404,928 ordinary shares of the Company (or equivalent number of ADS of the Company) at the maturity date (5 years after draw down), after the occurrence of a trigger event, or on the expiration date (10 years after draw down of the first tranche). Related to tranche B1, voxeljet and the EIB also agreed under the Finance Contract, last amended on May 29, 2020, a PIK interest (payment in kind interest) rate of 5% in addition to a  7% fixed interest rate.